Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 215,626	[1],[2],[3]	¥ 233,991		¥ 198,800
Changes that directly affected Income tax expense	(5,100)		(538)		(38,055)
Expiration of net operating loss carryforwards	0		0		0
Others	(24,668)		(17,826)		73,246
Total	(24,668)		(17,826)		73,246
Balance at end of fiscal year	¥ 185,857	[1],[2],[3]	¥ 215,626	[1],[2],[3]	¥ 233,991

[1]	The amount includes ¥11,423 million and ¥1,613 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards as of March 31, 2025 is substantially offset by ¥4,408 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥24,943 million and ¥24,852 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,943 million and ¥24,852 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥82,572 million and ¥59,644 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2025 and 2026, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal year ending March 31, 2027.